Segment Information (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025
Segment Information [Abstract]
Schedule of Statement of Operations	All of the Company’s operating expenses, which consists of general and administrative expenses and sales and marketing expenses, relate to this single operating segment as reported on the statement of operations, and are the significant segment expenses provided to the CODM on a regular basis.
For the period from March 7, 2025 (inception) to June 30, 2025
General and administrative	$7,756
Total Operating expenses	$7,756
All of the Company’s operating expenses, which consists of general and administrative expenses, relate to this single operating segment as reported on the statement of operations, and are the significant segment expenses provided to the CODM on a regular basis.
	For the Three Months ended	For the Period from March 7, 2025 (inception) to
	September 30, 2025	September 30, 2025
OPERATING EXPENSES
General and administrative	57,798	65,554
Loss from operations	(57,798)	(65,554)
Net loss	(57,798)	(65,554)